Summary of Significant Accounting Policies (Details)	6 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Unlimited useful life	5 years
Percentage of tax realized upon ultimate settlement	50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage	0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage	5.00%